Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Note 8. Goodwill and Other Intangible Assets

The Company tests goodwill and indefinite‑lived intangible assets for impairment annually as of October 1st, or more frequently whenever events or changes in circumstances indicate that the asset might be impaired. As further described below, in December 2018, changes in events and circumstances made it more likely than not goodwill had been impaired. As a result we recognized a goodwill impairment charge of $86,318,000. The following table sets forth the carrying value of goodwill as of December 31, 2018 and 2017, respectively.

Goodwill
January 1, 2017	$187,172,816
Impairments	—
December 31, 2017	187,172,816
Impairments	(86,318,000)
December 31, 2018	$100,854,816

The following table sets forth the major categories of the Company’s intangible assets and the weighted‑average remaining amortization period as of December 31, 2018 and 2017, for those assets that are not already fully amortized:

	December 31, 2018
						Weighted
						Average
						Remaining
	Gross				Net	Amortization
	Carrying	Accumulated			Carrying	Period
	Amount	Amortization	Reclassifications	Impairment	Amount	(Years)
Distribution Rights	$98,433,377	$(17,229,374)	$—	$—	$81,204,003	12.0
Product Rights	326,530,149	(109,056,754)	—	—	217,473,395	4.0
Tradenames	13,485,000	(2,329,284)	—	—	11,155,716	16.0
Developed Technology	138,133,333	(30,973,516)	—	(10,303,208)	96,856,609	12.6
IPR&D	91,300,000	—	—	(7,600,000)	83,700,000	Indefinite Lived
	$667,881,859	$(159,588,928)	$—	$(17,903,208)	$490,389,723

The gross carrying amount and accumulated amortization in the table above is inclusive of $6,156,564 of accumulated amortization for assets that have been fully impaired as of December 31, 2018.

	December 31, 2017
						Weighted
						Average
	Gross				Net	Remaining
	Carrying	Accumulated			Carrying	Amortization
	Amount	Amortization	Reclassifications	Impairment	Amount	Period (Years)
Distribution Rights	$98,433,377	$(9,890,282)	$—	$—	$88,543,095	13.0
Product Rights	69,558,325	(49,902,094)	264,100,000	(7,128,176)	276,628,055	5.4
Tradenames	13,485,000	(1,623,368)	—	—	11,861,632	17.1
Developed Technology	146,900,000	(21,077,405)	—	(8,766,667)	117,055,928	13.1
IPR&D	412,025,436	—	(264,100,000)	(56,625,436)	91,300,000	Indefinite Lived
	$740,402,138	$(82,493,149)	$—	$(72,520,279)	$585,388,710

The gross carrying amount and accumulated amortization in the table above is inclusive of $3,786,772 of accumulated amortization for assets that have been fully impaired in 2017.

Changes in intangible assets during the years ended December 31, 2018 and 2017, were as follows:

	Distribution	Product		Developed
	Rights	Rights	Tradenames	Technology	IPR&D	Total
January 1, 2017	$95,741,106	$44,091,974	$12,759,363	$136,672,033	$412,025,436	$701,289,912
Acquisitions	—	—	—	—	16,372,476	16,372,476
Amortization	(7,198,011)	(24,435,743)	(897,731)	(10,849,438)	—	(43,380,923)
Impairments	—	(7,128,176)	—	(8,766,667)	(56,625,436)	(72,520,279)
Reclassifications (A)	—	264,100,000	—	—	(264,100,000)	—
Expensed (B)	—	—	—	—	(16,372,476)	(16,372,476)
December 31, 2017	$88,543,095	$276,628,055	$11,861,632	$117,055,928	$91,300,000	$585,388,710
Amortization	(7,339,092)	(59,154,660)	(705,916)	(9,896,111)	—	(77,095,779)
Impairments	—	—	—	(10,303,208)	(7,600,000)	(17,903,208)
December 31, 2018	$81,204,003	$217,473,395	$11,155,716	$96,856,609	$83,700,000	$490,389,723
(A)

IPR&D related to the methylphenidate ER asset group was reclassified to Product Rights at the time the product was launched. The amount will be amortized over the estimated useful life of 7 years which was determined to be the period in which the Product Rights are expected to contribute to cash flow. The amount will be amortized on an accelerated method based on estimated pattern of cash flows.

(B)	The amount acquired for IPR&D in the RevitaLid Asset Acquisition was deemed to have no alternative future uses, thus the full amount was expensed (see Note 3).

The Company tests goodwill and indefinite-lived intangible assets for impairment annually on October 1st, or more frequently whenever events or changes in circumstances indicate that the asset might be impaired.

As part of the Company’s goodwill and intangible asset impairment assessments and when IPR&D assets are put into service, the Company estimates the fair values of the reporting unit and intangible assets using an income approach that utilizes a discounted cash flow model, or, where appropriate, a market approach. The discounted cash flow models are dependent upon our estimates of future cash flows and other factors. These estimates of future cash flows involve assumptions concerning (i) future operating performance, including future sales, long‑term growth rates, operating margins, variations in the amounts, allocation and timing of cash flows and the probability of achieving the estimated cash flows and (ii) future economic conditions. These assumptions are based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value hierarchy. The discount rates applied to the estimated cash flows for the Company’s October 1, 2018 and 2017 annual goodwill and indefinite‑lived intangible assets impairment test ranged from 14.0% to 9.0%, respectively, depending on the overall risk associated with the particular assets and other market factors. The Company believes the discount rates and other inputs and assumptions are consistent with those that a market participant would use. Impairment charges resulting from annual or interim goodwill and intangible asset impairment assessments, if any, are recorded to Impairment of intangible assets in the Consolidated Statements of Operations and Comprehensive Loss.

In December 2018, we determined that, subsequent to our annual impairment testing, circumstances and events related to pricing on certain of our generic assets together with our decision to discontinue commercialization of a developed technology asset, and discontinue development of an IPR&D asset, made it more likely than not that goodwill had become impaired. As a result, we performed an assessment of goodwill as of December 31, 2018. Based on the results of this assessment, it was determined that the carrying value of goodwill exceeded its fair value by approximately $86.3 million and an impairment charge was recognized for the year end December 31, 2018.

During the fourth quarter of 2017, the Company performed an evaluation of the carrying value of the intangible assets acquired. After completing the valuations, the Company realized the net present value of the intangible assets had decreased below the net book value and thus impaired the intangible assets. Product Rights, Developed Technologies, and IPR&D had been impaired by $7,128,176, $8,766,667, and $56,625,436 respectively due to lower than expected cash flows and, in the case of IPR&D, delays in the anticipated timing of development.

Amortization expense was $77,095,779 and $43,380,923 for the years ended December 31, 2018 and 2017, respectively.

The amortization expense of acquired intangible assets for each of the following five years are expected to be as follows:

Amortization
Years ending December 31	Expense
2019	$68,899,197
2020	67,512,249
2021	65,348,168
2022	43,107,441
2023	38,906,920
Thereafter	122,915,748
Total	$406,689,723